Expense Example - UltraInternational ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	733	1,311	2,883	281	1,029	1,799	3,817